Expenses by Nature (Details 1 - Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by Nature
Chargeback and refund expenses	R$ 33.4	R$ 37.7	R$ 47.0